SHARE-BASED EMPLOYEE REMUNERATION (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Number of shares
Number of shares, Balance		1,130,000
Number of shares, Granted	27,394	0
Number of shares, Forfeited		(20,000)
Number of shares, Exercised		0
Number of shares, Balance		1,110,000
Number of shares, Exercisable	0	832,500	0	1,110,000	1,110,000
Weighted average exercise price
Weighted average exercise price, Balance		$ 7.65
Weighted average exercise price, Granted		0
Weighted average exercise price, Forfeited		7.65
Weighted average exercise price, Exercised		0
Weighted average exercise price, Balance		7.65
Weighted average exercise price, Exercisable	$ 0	$ 7.65	$ 0	$ 7.65	$ 7.65